Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation of key management personnel [abstract]
Short-term employment benefits	$ 18.7	$ 19.3	$ 10.5
Contributions to defined contribution pension plans	0.5	0.5	0.3
Equity compensation benefits	13.4	8.1	2.3
Total compensation of key management personnel	$ 32.6	$ 27.9	$ 13.1